CONSOLIDATED STATEMENTS OF INCOME AND OTHER COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Revenues	$ 166,701	$ 313,136	$ 204,683
Revenues - related parties			12,618
Total revenues	166,701	313,136	217,301
COST OF GOODS SOLD:
Cost of goods sold	154,221	279,399	174,316
Cost of goods sold - related parties			10,286
Total cost of goods sold	154,221	279,399	184,602
GROSS PROFIT	12,480	33,737	32,699
OPERATING EXPENSES:
Selling expenses	670	1,706	700
General and administrative expenses	5,322	5,779	6,443
Total operating expenses	5,992	7,485	7,143
INCOME FROM OPERATIONS	6,488	26,252	25,556
OTHER INCOME (EXPENSES):
Interest income	8	288	90
Interest expense	(61)	(2,074)	(1,021)
Other income (expense), net	(130)	(248)	(892)
Change in fair value of warrant derivative liability	75	925	(287)
Gain from disposal of subsidiaries		127
Total other expenses, net	(108)	(982)	(2,110)
INCOME BEFORE PROVISION FOR INCOME TAXES	6,380	25,270	23,446
PROVISION FOR INCOME TAXES	2,167	8,651	3,514
NET INCOME	4,213	16,619	19,932
OTHER COMPREHENSIVE INCOME (LOSS):
Foreign currency translation adjustment	(59)	84	1,772
Realization of foreign currency translation gain relating to disposal of subsidiaries		(3,815)
COMPREHENSIVE INCOME	$ 4,154	$ 12,888	$ 21,704
EARNINGS PER SHARE:
Basic	$ 0.25	$ 1.03	$ 2.13
Diluted	$ 0.25	$ 1.02	$ 1.86
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic	17,059,575	16,086,598	9,354,186
Diluted	17,059,575	16,288,242	10,705,957